UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2481

CAPITAL CASH MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 697-6666

Date of fiscal year end: 12/31/15

Date of reporting period: 12/31/15

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

CAPITAL CASH MANAGEMENT TRUST

ANNUAL
REPORT

DECEMBER 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Capital Cash Management Trust

We have audited the accompanying statement of assets and liabilities of Capital Cash Management Trust (“the Trust”) as of December 31, 2015, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended,  and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.   Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position  of Capital Cash Management Trust as of December 31, 2015, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended,  and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 23, 2016

CAPITAL CASH MANAGEMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

Cash and Net Assets - 100.0%	$1,001

SHARES OF BENEFICIAL INTEREST:

Shares outstanding (unlimited number of $0.01 par value shares authorized)	1,001

Net Asset Value Per Share	$1.00

NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$10
Additional paid-in capital	1,006
Accumulated net realized loss on investments	(15)
$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

The Trust had no operations during the period.

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2015	December 31, 2014

The Trust had no operations during the periods shown.
NET ASSETS:

Beginning of period	$1,001	$1,001

End of period	$1,001	$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

 Note A- Capital Cash  Management  Trust (the "Trust") is a  Massachusetts  business trust  established on August 20, 1976 as a successor to the  money-market  fund, the  STCM  Corporation,  which  commenced  operations  on  July 8,  1974.  It is registered under the Investment Company Act of 1940 (the “1940 Act") as an open-end investment company.  The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders.  Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Trust’s fiscal year end from June 30th to December 31st.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.  The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C – Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Proxy Voting Record (unaudited) As the Trust has ceased operations, the Trust had no portfolio securities.  Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended  June 30, 2015 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

CAPITAL CASH MANAGEMENT TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Year Ended December 31,
	2015*	2014*	2013*	2012*	2011*
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Income from investment
operations:
Net investment income	-	-	-	-	-
Less distributions: Dividends from net investment income	-	-	-	-	-

Net asset value,
end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	-	-	-	-	-
Ratios/supplemental data
Net assets, end of
period (in thousands)	$1	$1	$1	$1	$1

Ratio of expenses
to average net assets	-	-	-	-	-

Ratio of net investment
income to average
net assets	-	-	-	-	-

 * The Trust had no operations during the period.

See accompanying notes to financial statements

Analysis of Expenses (unaudited)

As a shareholder of the Trust, you may incur ongoing costs, including management fees, and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on  July 1, 2015 and held for the six months ended  December 31, 2015.

Actual Expenses1

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

For The Six Months Ended December 31, 2015

	Actual Total Return(1)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period2

CAPITAL CASH MANAGEMENT TRUST	-	$1,000.00	$1,000.00	-

1 The Trust did not have any operations during the period. 2 The Trust did not incur any expenses during the period (note C).

Analysis of Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

For The Six Months Ended December 31, 2015

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

CAPITAL CASH MANAGEMENT TRUST	5.00%	$1,000.00	$1,025.00	-

(1) The Trust did not incur any expenses during the period (note C).

Additional Information (unaudited)

Trustees(1) and Officers

Name, Address and Year of Birth(2)	Positions Held with Trust and Length of Service(3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (1958)	Chair of the Board since 2012 and President since 2004
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Administrator, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager  since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.

11
ICI Mutual Insurance Company, a Risk Retention Group for various periods since 2006; formerly Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

Non-interested Trustees

John M. Burlingame Miami, FL (1955)	Trustee since 2014	President, Hyatt Vacation Ownership 2014-present; Global Head – Residential Development, Hyatt Hotels Corporation 2009-2014, responsible for whole ownership and vacation ownership components of Hyatt branded mixed-use projects and stand-alone projects; Executive Vice President, Hyatt Vacation Ownership (including resort management, homeowner’s association management, sales and marketing, development and consumer financing), 1994 – 2009; prior to 1994 involved in all phases of hotel development for Hyatt.	4	American Resort Development Association
John J. Partridge Providence, RI (1940)	Trustee since 2004	Founding Partner, Partridge Snow & Hahn LLP, a law firm, Providence, Rhode Island, since 1988, Senior Counsel, since January 1, 2007; Trustee, Aquila Funds Trust, 2006-2015; Assistant Secretary – Advisor to the Board, Aquila Narragansett Tax-Free Income Fund, 2005-2008, Trustee 2002-2005; director or trustee of various educational, civic and charitable organizations, including Ocean State Charities Trust, and The Pawtucket Foundation.	7	None

(1)The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee is c/o Capital Cash Management Trust, 120 West 45th Street, Suite 3600, New York, NY  10036.

(3) Each Trustee holds office until his or her successor is elected or his or her earlier retirement or removal.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(6) The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

Name, Address and Year of Birth(1)	Positions Held with Trust and Length of Service(2)	Principal Occupation(s) During Past 5 Years

Officers(3)

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2008 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Director of the Distributor since 2012.

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012
Chief Compliance Officer of all funds in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

(1)  The mailing address of each officer is c/o Capital Cash Management Trust,  120 West 45th Street, Suite 3600, New York, NY  10036.

(2) The term of office of each officer is one year.

(3) The Trust’s Statement of Additional Information includes additional information about the officers and  is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

PRIVACY NOTICE (unaudited)

CAPITAL CASH MANAGEMENT TRUST

OUR PRIVACY POLICY.  In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain non-public personal information about you.  Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law.  Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT.  “Non-public personal information” is personally identifiable financial information about you as an individual or your family.  The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE.  We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you.  Any other use is strictly prohibited.  We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents:  We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only:  In addition, unless you  “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION.  We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it.  We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2015 (the end of the reporting period) the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Registrant's Internet address at www.aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Registrant has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Registrant does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Registrant, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Registrant invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it wouldalso be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Registrant's operations and affairs would also contribute added value. However, the Board believes that the Registrant is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Registrant's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $1,000 in 2014 and $1,000 in 2015.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $300 and $300 in 2014 and 2015, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the Registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:	/s/ Diana P. Herrmann
Chair, President and Trustee
March 4, 2016

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Chair, President and Trustee
March 4, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2016

CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

 (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.